Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Deferred Tax Asset:
Inventory	$ 17,590	$ 11,423
Bad debt and other sales related reserves	2,029	1,497
Casualty loss reserve	685	279
Accrued bonus / deferred compensation	3,778	7,411
Deferred social security (CARES Act)	899	1,798
Interest limitation	30,094	21,011
Lease liabilities	23,008	21,241
Deferred revenue - shipping terms	320	315
Original issue discount amortization		3,078
Transaction costs	2,218	3,061
Federal / foreign net operating loss	31,217	36,217
State net operating loss	4,123	3,806
Tax credit carryforwards	2,400	2,150
All other	1,233	1,481
Deferred Tax Assets, Gross	119,594	114,768
Valuation allowance for deferred tax assets	(1,034)	(1,471)
Net deferred tax assets	118,560	113,297
Deferred Tax Liability:
Intangible asset amortization	205,328	216,354
Property and equipment	27,722	29,901
Lease assets	21,446	20,598
All other items	505	487
Deferred tax liabilities	255,001	267,340
Net deferred tax liability	$ 136,441	$ 154,043